8. RECEIVABLES FROM CUSTOMERS, TRADERS AND POWER TRANSPORT CONCESSION HOLDERS (Details) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade and other receivables [line items]
Billed supply	R$ 3,130	R$ 2,989
Unbilled supply	1,204	1,048
Other concession holders - wholesale supply	47	47
Other concession holders - wholesale supply, unbilled	204	282
CCEE (Power Trading Chamber)	386	166
Concession Holders - power transport	187	180
Concession Holders - power transport, unbilled	253	212
Provision for doubtful receivables	(810)	(751)	R$ (568)	R$ (660)
Trade and other receivables	4,601	4,173
Current assets	4,524	4,092
Non-current assets	77	R$ 81
Balances Not Yet Due [Member]
Disclosure of trade and other receivables [line items]
Billed supply	1,396
Unbilled supply	1,204
Other concession holders - wholesale supply
Other concession holders - wholesale supply, unbilled	204
CCEE (Power Trading Chamber)
Concession Holders - power transport	80
Concession Holders - power transport, unbilled	253
Provision for doubtful receivables	(171)
Trade and other receivables	2,966
Not Later Than Three Months [Member]
Disclosure of trade and other receivables [line items]
Billed supply	707
Unbilled supply
Other concession holders - wholesale supply	32
Other concession holders - wholesale supply, unbilled
CCEE (Power Trading Chamber)
Concession Holders - power transport	20
Concession Holders - power transport, unbilled
Provision for doubtful receivables	(12)
Trade and other receivables	747
Later Than Three Months And Not Later Than One Year [Member]
Disclosure of trade and other receivables [line items]
Billed supply	431
Unbilled supply
Other concession holders - wholesale supply	15
Other concession holders - wholesale supply, unbilled
CCEE (Power Trading Chamber)	386
Concession Holders - power transport	6
Concession Holders - power transport, unbilled
Provision for doubtful receivables	(38)
Trade and other receivables	800
More Than One Year [member]
Disclosure of trade and other receivables [line items]
Billed supply	596
Unbilled supply
Other concession holders - wholesale supply
Other concession holders - wholesale supply, unbilled
CCEE (Power Trading Chamber)
Concession Holders - power transport	81
Concession Holders - power transport, unbilled
Provision for doubtful receivables	(589)
Trade and other receivables	R$ 88